S000034126 [Member] Annual Fund Operating Expenses - TCW METWEST UNCONSTRAINED BOND FUND	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	0.02%	[2]
Net Expenses (as a percentage of Assets)	1.03%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.02%	[2]
Net Expenses (as a percentage of Assets)	0.72%
Plan Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.68%
Class I-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	100.62%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	101.29%
Fee Waiver or Reimbursement	100.39%	[2]
Net Expenses (as a percentage of Assets)	0.90%

[1]
Other expenses include payments that the Fund is authorized to make to compensate broker-dealers and other third-party intermediaries, up to 0.10% (10 basis points) of the average daily net assets of Class M shares, up to 0.10% (10 basis points) of the average daily net assets of Class I shares, and up to 0.20% (20 basis points) of the average daily net assets of Class I-3 shares, serviced by those intermediaries for shareholder services. Plan Class shares do not make payments to broker-dealers or other financial intermediaries.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.04% of average daily net assets with respect to Class M shares, 0.80% of average daily net assets with respect to Class I shares, 0.90% of average daily net assets with respect to Class I-3 shares, and 0.70% of average daily net assets with respect to Plan Class shares. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2027. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.